Fair Value Measurements and Hedging - Fair value on a recurring basis - Significant Other Observable Inputs (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
ASSETS
Derivative Asset, Current	$ 12,050	$ 216
LIABILITIES
Derivative Liability, Current	14,419	1,724
Derivative Liability, Noncurrent	3,757	0
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member]
ASSETS
Derivative Asset	0	0
LIABILITIES
Derivative Liability	0	0
Fair Value, Inputs, Level 2 [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	0	0
LIABILITIES
Derivative Liability, Current	0	0
Derivative Liability, Noncurrent	0	0
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member]
ASSETS
Derivative Asset	108	0
LIABILITIES
Derivative Liability	5,283	0
Fair Value, Inputs, Level 2 [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
ASSETS
Derivative Asset, Current	108	0
LIABILITIES
Derivative Liability, Current	1,526	0
Derivative Liability, Noncurrent	$ 3,757	$ 0